NUVEEN INTERNATIONAL VALUE FUND

NUVEEN MULTI CAP VALUE FUND

NUVEEN LARGE CAP VALUE OPPORTUNITIES FUND

NUVEEN SMALL/MID CAP VALUE FUND

NUVEEN SMALL CAP VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED AUGUST 27, 2026

TO THE PROSPECTUS DATED OCTOBER 31, 2025

As detailed below, the Board of Trustees of the Funds has approved: (i) the adoption of non-fundamental investment policies pursuant to Rule 35d-1 under the Investment Company Act of 1940 (each, a “Name Policy”) for Nuveen International Value Fund and Nuveen Multi Cap Value Fund, and (ii) changes to the existing Name Policies of Nuveen Large Cap Value Opportunities Fund, Nuveen Small/Mid Cap Value Fund and Nuveen Small Cap Value Opportunities Fund. The Name Policy adoptions and changes are expected to go into effect on October 30, 2026.

1.	Nuveen International Value Fund will adopt the following Name Policy:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of value companies.

2.	Nuveen Multi Cap Value Fund will adopt the following Name Policy:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of value companies.

3.

Nuveen Large Cap Value Opportunities Fund’s Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization companies will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.

4.

Nuveen Small/Mid Cap Value Fund’s Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small- and mid-capitalization companies will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid-capitalization value companies.

5.

Nuveen Small Cap Value Opportunities Fund’s Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization companies will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-INVTPRO-0826P